LONG-TERM DEBT (Deposit-Linked Loan) - Additional Information (Detail)	12 Months Ended			0 Months Ended				12 Months Ended					0 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Mar. 04, 2013 Deposit-Linked Loan [Member] USD ($)	Mar. 04, 2013 Deposit-Linked Loan [Member] HKD	May 20, 2011 Deposit-Linked Loan [Member] USD ($)	May 20, 2011 Deposit-Linked Loan [Member] HKD	Dec. 31, 2012 Deposit-Linked Loan [Member] USD ($)	Dec. 31, 2011 Deposit-Linked Loan [Member] USD ($)	Dec. 31, 2013 Deposit-Linked Loan [Member] USD ($)	Dec. 31, 2012 Deposit-Linked Loan [Member] CNY	May 20, 2011 Deposit-Linked Loan [Member] CNY	Mar. 04, 2013 Deposit-Linked Loan [Member] Funds from RMB Bonds [Member] USD ($)	Mar. 04, 2013 Deposit-Linked Loan [Member] Funds from RMB Bonds [Member] CNY	Dec. 31, 2012 Deposit-Linked Loan [Member] Funds from RMB Bonds [Member] USD ($)	Dec. 31, 2012 Deposit-Linked Loan [Member] Funds from RMB Bonds [Member] CNY	May 20, 2011 Deposit-Linked Loan [Member] Funds from RMB Bonds [Member] USD ($)	May 20, 2011 Deposit-Linked Loan [Member] Funds from RMB Bonds [Member] CNY
Long-Term Debt [Line Items]
Total long-term debt	$ 2,533,460,000	$ 3,194,864,000				$ 353,278,000	2,748,500,000	$ 353,278,000		$ 0
RMB Bonds proceeds held as security deposit for Deposit-Linked Loan													368,177,000	2,300,000,000	367,645,000	2,300,000,000	353,278,000	2,300,000,000
Maturity date						May 20, 2013	May 20, 2013
Minimum voluntary prepayments with 30 days' prior notice						64,267,000	500,000,000
Interest rate per annum						2.88%	2.88%
Forward exchange rate contracts amount						8,000,000		4,000,000			25,845,867	52,325,000
Reclassification to earnings upon settlement of forward exchange rate contracts	0	138,000	0					138,000	0
Capitalized underwriting fee and related issuance costs as deferred financing costs								800,000
Prepayments of long-term debt	$ 1,667,969,000	$ 2,755,000	$ 117,076,000	$ 353,278,000	2,748,500,000
Date of release of RMB Bonds proceeds held as security deposit for Deposit-Linked Loan													Mar. 04, 2013	Mar. 04, 2013